Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,461,440	$ 1,501,998
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	593,397	515,967
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	251,963	166,261
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	247,880	349,143
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	168,470	219,853
Singapore [Member]
Disclosure of operating segments [line items]
Revenue from external customers	65,750	80,668
Hong Kong [Member]
Disclosure of operating segments [line items]
Revenue from external customers	62,608	0
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	34,389	4,050
Chile [Member]
Disclosure of operating segments [line items]
Revenue from external customers	33,557	10,773
United Kingdom [Member]
Disclosure of operating segments [line items]
Revenue from external customers	3,356	0
Japan [Member]
Disclosure of operating segments [line items]
Revenue from external customers	66	20,524
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	82,598
Germany [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	37,335
Other [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 4	$ 14,826